Business Description and Going Concern	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Business Description and Going Concern
2. Business Description and Going Concern

BioZone Pharmaceuticals, Inc. (formerly, International Surf Resorts, Inc.; the “Company”, “we”, “our”) was incorporated under the laws of the State of Nevada on December 4, 2006.  On March 1, 2011, we changed our name from International Surf Resorts, Inc. to BioZone Pharmaceuticals, Inc.

On May 16, 2011, we acquired substantially all of the assets and assumed all of the liabilities of Aero Pharmaceuticals, Inc. (“Aero”) pursuant to an Asset Purchase Agreement dated as of that date. Aero manufactures, markets and distributes a line of dermatological products under the trade name of Baker Cummins Dermatologicals (see Note 4).

On September 30, 2011, we acquired: (i) 100% of the outstanding common stock of BioZone Laboratories, Inc. (“BioZone Labs”) in exchange for 19,266,055 shares of our common stock; (ii) 100% of the outstanding membership interests of Equalan, LLC (“Equalan”) and Equachem, LLC (“Equachem”) in exchange for 1,027,523 and 385,321 shares of our common stock, respectively; and (iii) 45% of the outstanding membership interests of BetaZone Laboratories, LLC (“BetaZone”) in exchange for 321,101 shares of our common stock, for a total of 21 million shares.  The acquired entities shared substantially common ownership prior to the foregoing acquisition. (We refer to BioZone Labs, Equalan, Equachem and BetaZone, collectively as the “BioZone Lab Group”).

BioZone Labs was incorporated under the laws of the State of California in 1991. Equalan was formed as a limited liability company under the laws of the State of California on January 2, 2007. Equachem was formed as a limited liability company under the laws of the State of California on March 12, 2007 under the name Chemdyn, LLC and changed its name to Equachem, LLC on July 25, 2007. BetaZone was formed as a Florida limited liability company on November 7, 2006.

The BioZone Lab Group has operated since inception as a developer, manufacturer, and marketer of over-the-counter drugs and preparations, cosmetics, and nutritional supplements on behalf of health care product marketing companies and national retailers. We have been developing our proprietary drug delivery technology (the “BioZone Technology”) as an enhancement for approved, generic prescription drugs that are limited due to poor stability or bioavailability or variable absorption.

The Company accounted for the acquisition of the BioZone Lab Group as a “reverse acquisition”. Accordingly, the Company is considered the legal acquirer and the BioZone Lab Group is considered the accounting acquirer. The current and future financial statements will be those of the BioZone Lab Group, and Aero from the date of acquisition.

These consolidated financial statements are presented on the basis that we will continue as a going concern concept which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As of September 30, 2012, we have a shareholder deficiency of $74,927, negative working capital of $1,777,778, which includes a non-cash derivative liability of $595,104, and have sustained operating losses for the prior two fiscal years.  These conditions, among others, raise substantial doubt about our ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of the going concern uncertainty.

In view of these matters, realization of a major portion of the assets in the accompanying balance sheet is dependent upon continued operations of the Company, which in turn is dependent upon the Company's ability to meet its financing requirements, and the success of its future operations. Management believes that actions presently being taken to revise the Company's operating and financial requirements provide the opportunity for the Company to continue as a going concern.